Significant accounting estimates, assumptions and judgments	6 Months Ended
Jun. 30, 2023
Significant Accounting Estimates, Assumption, and Adjustments [Abstract]
Significant accounting estimates, assumptions and judgments	Significant accounting estimates, assumptions and judgments
The preparation of the Group’s interim condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent assets and liabilities. The reported amounts that result from making estimates and assumptions, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.
The significant accounting estimates, assumptions and judgments applied in preparing these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2022, except for new estimates and assumptions as indicated below.
3.1. Judgments
In the process of applying the Group’s accounting policies, management has made the following new judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements.
3.1.1 Accounting for the Other Share-based payment Plans
In March 2022, the Allego board of directors and the compensation committee approved the general framework for the Long Term Incentive Plan ("LTIP"). The LTIP provides eligible directors and employees the opportunity to receive stock-based incentive awards in the form of RSUs or other type of awards such as performance based share options and Company ordinary shares. The RSUs, LTIP Performance Options and the IPO Grant Shares are classified as equity-settled share-based payment transactions, as the settlement with the participants shall be made using Company shares, and as such they fall in scope of IFRS 2 Share-based Payment from the perspective of the Group and are accounted for in the Group’s interim condensed consolidated financial statements as such.
The issued awards are recognized at grant date fair value as an operating expense with the corresponding credit entry to accumulated deficit, over the vesting period being the period over which all of the specified vesting conditions are satisfied. For all awards the service period is concluded to start on May 24, 2023, the grant date, as at that date there was a valid expectation of an award and a corresponding obligation by the Group. The RSUs awarded to employees and the LTIP Performance Options awarded to executive officers are recognized over the relevant service period (three years for RSUs to employees and two years for LTIP Performance Options starting from May 24, 2023), being the period specified in the LTIP. For the IPO Grant Shares awards and the RSUs awarded to eligible members of the board of directors, there are no vesting conditions, the vesting date being the grant date and the expenses are recognized immediately.
At the end of each period, the Group revises its estimates of the number of RSUs that are expected to vest based on the service conditions, actual and expected forfeitures. It recognizes the impact of the revision to original estimates, if any, in operating expenses, with a corresponding adjustment to retained earnings.
When the awards are vested, the Group transfers the appropriate number of shares to the employee. Where awards are forfeited due to a failure by the employee to satisfy the service conditions, any expenses previously recognized in relation to such shares are reversed effective from the date of the forfeiture.
Refer to note 7.3 for further details on the accounting for the RSUs, LTIP Performance Options and IPO Grant Shares awards.
3.2. Estimates and assumptions
The new key assumptions concerning the future and other new key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within future periods, are described below.
The Group based its assumptions and estimates on parameters available when the interim condensed consolidated financial statements were prepared and are based on historical experience and other factors that are considered to be relevant. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
3.2.1 Valuation of share-based payment awards
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model and making assumptions about them.
As the exercise price applicable to the options under the Company's management incentive plan and the LTIP is negligible, no specific option-pricing models are used by the Company and the fair value of options granted is determined by reference to the fair value of the Company’s share at the grant date, excluding the impact of any service and non-market performance vesting conditions. The options do not include any market conditions or non-vesting conditions that should be included in the fair value at recognition. In April 2023, certain non-market performance conditions included in the Company's management incentive plan agreement were modified together with their respective service periods, while the other existing terms have not been modified. These changes resulted in an increased number of awards being expected to vest but do not have an impact on the fair value of the options.
As there is no exercise price applicable to the RSUs and IPO Grant Shares under the LTIP, no specific option-pricing models are used by the Company for these awards. The fair value of the awards granted under these plans is determined by reference to the fair value of the Company’s share at the grant date. The awards do not include any market conditions or non-vesting conditions that should be included in the fair value at recognition.
For more details around the fair value for share-based payment transactions under the MIP and LTIP refer to notes 7.2 and 7.3.